Goodwill and Intangibles - Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 3,946.0	€ 3,948.2
Amortization of software and brands	7.8	8.6	€ 7.0
Intangible assets and goodwill	4,052.1	3,946.0	3,948.2
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	3,974.8	3,968.5
Acquisitions through business combinations		100.1	1.9
Additions	8.8	4.8
Disposals, intangible assets other than goodwill		(0.1)
Effect of movements in foreign exchange	5.1	(0.3)
Intangible assets and goodwill	4,088.8	3,974.8	3,968.5
Additions	8.8	4.8
Disposals, intangible assets other than goodwill		(0.1)
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(28.8)	(20.3)
Effect of movements in foreign exchange	(0.1)	0.1
Amortization of software and brands	(7.8)	(8.6)	(7.0)
Intangible assets and goodwill	(36.7)	(28.8)	(20.3)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,862.9	1,861.0
Intangible assets and goodwill	1,938.0	1,862.9	1,861.0
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,862.9	1,861.0
Acquisitions through business combinations		75.6	1.9
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Effect of movements in foreign exchange	(0.5)	0.0
Intangible assets and goodwill	1,938.0	1,862.9	1,861.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Goodwill | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.0
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,046.7	2,048.4
Intangible assets and goodwill	2,075.2	2,046.7	2,048.4
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,051.1	2,051.1
Acquisitions through business combinations	24.4		0.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Effect of movements in foreign exchange	5.3	0.0
Intangible assets and goodwill	2,080.8	2,051.1	2,051.1
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Brands | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(4.4)	(2.7)
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	(1.2)	(1.7)
Intangible assets and goodwill	(5.6)	(4.4)	(2.7)
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	14.6	14.8
Intangible assets and goodwill	19.3	14.6	14.8
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	29.8	25.4
Acquisitions through business combinations	0.1		0.0
Additions	8.8	4.8
Disposals, intangible assets other than goodwill		(0.1)
Effect of movements in foreign exchange	0.3	(0.3)
Intangible assets and goodwill	39.0	29.8	25.4
Additions	8.8	4.8
Disposals, intangible assets other than goodwill		(0.1)
Computer software | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(15.2)	(10.6)
Effect of movements in foreign exchange	(0.1)	0.1
Amortization of software and brands	(4.4)	(4.7)
Intangible assets and goodwill	(19.7)	(15.2)	(10.6)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	21.8	24.0
Intangible assets and goodwill	19.6	21.8	24.0
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	31.0	31.0
Acquisitions through business combinations	0.0		0.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	31.0	31.0	31.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Customer relationships | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(9.2)	(7.0)
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	(2.2)	(2.2)
Intangible assets and goodwill	€ (11.4)	€ (9.2)	€ (7.0)